Accounts Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Accounts Receivables

Accounts receivables consisted of the following (in $000s):

	March 31,	December 31,
	2026	2025
Accounts receivables, gross	1,474	1,704
Allowance for doubtful debt	(286)	(447)
Total accounts receivable, net	$1,188	$1,257
The following is a summary of accounts receivable at December 31, 2025 and 2024 (in thousands):
	December 31,	December 31,
	2025	2024
Accounts receivables	1,257	—
	$1,257	$—

Schedule of Movement in Provision for Doubtful Debt

Movement in provision for doubtful debt
Provision for doubtful debt as December 31, 2025	(447)
Reduction in provision during the three months ended March 31, 2026	162
Foreign exchange translation adjustment	(1)
Provision for doubtful debt as March 31, 2026	$(286)

Future NRG Sdn. Bhd. [Member]
Schedule of Accounts Receivables

Mar 31, 2026 (USD)
Trade receivables, gross	615,123
Less: Allowance for expected credit losses	(313,610)
Trade receivables, net	301,513
Other receivables	9,887
Refundable deposits	20,619
Prepayments	2,875
Total accounts receivable, net	334,894

	Note	2025	2024
		(USD)	(USD)
Trade receivables, gross		602,579	538,423
Less: Accumulated impairment		(312,455)	(251,199)
Trade receivables, net		290,124	287,224

Other receivables		9,850	17,875
Refundable deposits		20,542	18,488
Total accounts receivable, net		320,516	323,587

Movement in accumulated impairment:
Opening balance		251,199	213,421
Charge for the year		35,616	32,318
Foreign exchange translation		25,640	5,460
Closing balance		312,455	251,199